Deferred Revenue - Schedule of Deferred Revenue (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Schedule of Deferred Revenue [Abstract]
Beginning balance	R 484,739	R 447,150
Amounts deferred in current financial year	578,880	489,444
Amounts released to revenue in the current financial year	(507,909)	(444,690)
Translation adjustments	(27,383)	(7,165)
Ending balance	528,327	484,739
Non-current liabilities	122,722	126,959
Current liabilities	405,605	357,780
Total	R 528,327	R 484,739